Property and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 326,000	$ 285,000	$ 75,000